Revenue (Tables)	12 Months Ended
Mar. 31, 2016
Revenue
Schedule of revenue breakdown

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
China commerce
Retail (i)
Online marketing services	29,729	37,509	52,396
Commission	12,023	21,201	25,829
Others	1,080	1,022	1,808

	42,832	59,732	80,033
Wholesale (ii)	2,300	3,205	4,288

Total China commerce	45,132	62,937	84,321

International commerce
Retail (iii)	938	1,768	2,204
Wholesale (iv)	3,913	4,718	5,425

Total international commerce	4,851	6,486	7,629

Cloud computing (v)	773	1,271	3,019
Others (vi)	1,748	5,510	6,174

Total	52,504	76,204	101,143

(i)	Revenue from China commerce retail is primarily generated from the Company's China retail marketplaces.
(ii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes fees from memberships and value-added services and online marketing services revenue.
(iii)	Revenue from International commerce retail is primarily generated from AliExpress.
(iv)	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes fees from memberships and value-added services and online marketing services revenue.
(v)

Revenue from cloud computing is primarily generated from the provision of services, such as data storage, elastic computing, database and large scale computing services, as well as web hosting and domain name registration.

(vi)

Other revenue mainly represents revenue from online marketing and other services provided by UCWeb and AutoNavi, SME Annual Fee received from Ant Financial Services and interest income generated from micro loans before the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).

Schedule of revenue by type of service

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Online marketing services
P4P and display marketing	27,869	36,197	53,185
Other online marketing services	3,059	3,938	3,963

Total online marketing services	30,928	40,135	57,148
Commission	12,778	22,705	27,793
Membership fees and value-added services	5,135	6,431	7,627
Others (i)	3,663	6,933	8,575

Total	52,504	76,204	101,143

(i)

Other revenue mainly represents revenue from cloud computing, revenue from other services provided by UCWeb and AutoNavi, storefront fees, SME Annual Fee received from Ant Financial Services and interest income generated from micro loans before the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).